UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21691

Adirondack Funds

(Exact name of registrant as specified in charter)

26 Vly Road

Albany, New York 12205

(Address of principal executive offices)

 (Zip code)

Gregory A. Roeder

Adirondack Research and Management, Inc.

26 Vly Road

Alabany, New York 12205

(Name and address of agent for service)

Copies to:

JoAnn M. Strasser

Thompson Hine LLP

312 Walnut Street, 14th Floor

Cincinnati, Ohio 45202

Registrant's telephone number, including area code: 518-439-7507

Date of fiscal year end: March 31

Date of reporting period: June 30, 2005

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

The Adirondack Small Cap Fund

CARREKER

Ticker Symbol:CANI	Cusip Number: 144433109
Record Date: 4/26/2005	Meeting Date: 6/14/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECT THREE DIRECTORS	FOR	ISSUER	FOR	WITH
2	RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP	FOR	ISSUER	FOR	WITH

MEDALLION FINANCIAL CORP.

Ticker Symbol:TAXI	Cusip Number: 583928106
Record Date: 4/25/2005	Meeting Date: 6/17/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECT THREE DIRECTORS TO SERVE UNTIL 2008	FOR	ISSUER	FOR	WITH

TRINITY BIOTECH PLC

Ticker Symbol:TRIB	Cusip Number: 896438108
Record Date: 5/5/2005	Meeting Date: 6/13/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	RECEIVE AND CONSIDER FINANCIAL STATEMENTS	FOR	ISSUER	FOR	WITH
2	ELECT 1 DIRECTOR	FOR	ISSUER	FOR	WITH
3	TO AUTHORISE THE BOARD TO SET THE AUDITORS REMUNERATION	FOR	ISSUER	FOR	WITH

* Management Recommended Vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Adirondack Funds

By /s/Gregory A. Roeder

* Gregory A. Roeder

President and Chief Compliance Officer

By /s/Matthew Reiner

* Matthew Reiner

Treasurer and Principal Financial Officer

Date: August 30, 2005

*Print the name and title of each signing officer under his or her signature.